Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
1
July 31, 2023
(Unaudited)
Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
July 31, 2023
(Unaudited)
Shares Value
COMMON STOCKS — 95.3%
Banks — 3.6%
1,775,813 Bank of America Corp. .......... $ 56,826,016
372,403 JPMorgan Chase & Co. .......... 58,824,778
115,650,794
Communication Services — 6.8%
760,986 Alphabet, Inc. - Class C(a) ........ 101,294,846
145,105 Live Nation Entertainment, Inc.(a) .. 12,732,964
144,862 Meta Platforms, Inc. - Class A(a) ... 46,153,033
293,270 Take-Two Interactive Software, Inc.(a) 44,852,714
487,942 ZoomInfo Technologies, Inc.(a) .... 12,476,677
217,510,234
Consumer Discretionary — 10.4%
710,422 Amazon.com, Inc.(a) ............ 94,969,213
1,166,805 ANTA Sports Products Ltd. ....... 13,659,529
243,971 Bath & Body Works, Inc. ......... 9,041,565
69,202 Burlington Stores, Inc.(a) ......... 12,291,659
440,192 Dollarama, Inc. ................ 28,995,622
185,061 Expedia Group, Inc.(a) .......... 22,675,524
218,433 Hilton Worldwide Holdings, Inc. ... 33,964,147
1,495,015 Li Ning Co. Ltd. ............... 9,009,694
58,145 Lowe's Cos., Inc. ............... 13,621,629
28,069 LVMH Moet Hennessy Louis Vuitton
SE ...................... 26,173,948
19,971 MercadoLibre, Inc.(a) ........... 24,725,097
511,959 MGM Resorts International ....... 25,992,159
26,540 Pool Corp. ................... 10,211,000
21,828 Ulta Beauty, Inc.(a) ............. 9,709,094
335,039,880
Consumer Staples — 6.3%
1,063,726 Alimentation Couche-Tard, Inc. .... 53,853,826
375,955 BJ's Wholesale Club Holdings, Inc.(a) 24,929,576
49,549 Costco Wholesale Corp. ......... 27,780,638
146,332 PepsiCo, Inc. .................. 27,431,397
610,808 US Foods Holding Corp.(a) ....... 26,099,826
274,306 Walmart, Inc. ................. 43,850,557
203,945,820
Energy — 4.3%
377,008 ChampionX Corp. ............. 13,421,485
339,537 ConocoPhillips ................ 39,970,295
102,895 Pioneer Natural Resources Co. ..... 23,220,315
1,060,830 Schlumberger NV .............. 61,888,822
138,500,917
Financial Services — 9.0%
210,851 Blackstone, Inc. ................ 22,095,076
529,910 Brookfield Corp. ............... 18,493,859
388,080 Intercontinental Exchange, Inc. .... 44,551,584
290,733 Nasdaq, Inc. .................. 14,679,109
120,340 S&P Global, Inc. ............... 47,475,333
249,978 Tradeweb Markets, Inc. - Class A ... 20,445,701
447,998 Visa, Inc. - Class A ............. 106,502,565
Shares Value
Financial Services (continued)
74,435 WEX, Inc.(a) ................. $ 14,094,267
288,337,494
Health Care — 11.2%
293,270 AmerisourceBergen Corp. ........ 54,812,163
934,225 Avantor, Inc.(a) ................ 19,217,008
71,354 Cooper Cos., Inc. (The) .......... 27,917,966
182,031 Danaher Corp. ................ 46,428,827
202,505 IQVIA Holdings, Inc.(a) ......... 45,312,519
100,102 STERIS Plc ................... 22,578,006
69,083 Teleflex, Inc. .................. 17,351,577
83,428 Thermo Fisher Scientific, Inc. ...... 45,773,607
157,757 UnitedHealth Group, Inc. ........ 79,883,412
359,275,085
Industrials — 12.6%
163,702 A.O. Smith Corp. .............. 11,889,676
187,125 Ashtead Group Plc ............. 13,837,262
124,210 Booz Allen Hamilton Holding Corp. 15,039,347
495,045 Canadian Pacific Kansas City Ltd. .. 40,732,857
102,245 Carlisle Cos., Inc. .............. 28,342,314
129,215 Clean Harbors, Inc.(a) ........... 21,483,286
520,807 Copart, Inc.(a) ................ 46,034,131
183,293 Eaton Corp. Plc ................ 37,633,719
110,570 Equifax, Inc. .................. 22,565,126
44,032 HEICO Corp. ................. 7,748,751
937,963 Howmet Aerospace, Inc. ......... 47,967,428
99,406 Lincoln Electric Holdings, Inc. ..... 19,951,778
48,539 Northrop Grumman Corp. ....... 21,599,855
37,335 Saia, Inc.(a) ................... 15,797,932
462,660 TransUnion ................... 36,869,375
395,167 WillScot Mobile Mini Holdings Corp.
(a) ...................... 18,948,258
406,441,095
Information Technology — 24.6%
339,029 Amphenol Corp. - Class A ........ 29,939,651
904,589 Apple, Inc. ................... 177,706,509
30,904 ASM International NV .......... 14,704,390
59,155 ASML Holding NV ............. 42,419,690
111,394 CDW Corp. .................. 20,838,475
145,741 Keysight Technologies, Inc.(a) ..... 23,475,960
42,222 Manhattan Associates, Inc.(a) ...... 8,048,358
297,060 Marvell Technology, Inc. ......... 19,347,518
570,111 Microsoft Corp. ............... 191,511,687
120,845 Motorola Solutions, Inc. ......... 34,637,802
101,132 Nice Ltd. - ADR(a) ............. 22,031,606
149,413 NVIDIA Corp. ................ 69,819,201
537,241 Oracle Corp. .................. 62,980,762
46,768 ServiceNow, Inc.(a) ............. 27,265,744
40,151 Synopsys, Inc.(a) ............... 18,140,222
162,560 Texas Instruments, Inc. .......... 29,260,800
792,128,375

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
2
July 31, 2023
(Unaudited)
The following abbreviations are used in the report:
Shares Value
Insurance — 0.9%
90,761 Aon Plc - Class A ............... $ 28,907,379
Materials — 2.0%
130,198 Sherwin-Williams Co. (The) ....... 35,999,747
133,510 Vulcan Materials Co. ............ 29,438,955
65,438,702
Real Estate — 1.3%
346,866 Prologis, Inc. REIT ............. 43,271,534
Utilities — 2.3%
466,201 Ameren Corp. ................. 39,939,440
482,885 NextEra Energy, Inc. ............ 35,395,470
75,334,910
Total Common Stocks
(Cost $1,909,992,720)
3,069,782,219
EXCHANGE-TRADED FUNDS — 2.0%
269,758 Health Care Select Sector SPDR Fund 36,188,036
479,506 iShares China Large-Cap ETF ..... 14,586,572
29,076 SPDR S&P 500 ETF Trust ....... 13,310,702
Total Exchange-Traded Funds
(Cost $62,189,706)
64,085,310
INVESTMENT COMPANY — 2.8%
90,514,860 Federated Hermes Government
Obligations Fund, 5.16%(b) .. 90,514,860
Total Investment Company
(Cost $90,514,860)
90,514,860
TOTAL INVESTMENTS — 100.1%
(Cost $2,062,697,286)
$ 3,224,382,389
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.1)%
(1,620,015)
NET ASSETS — 100.0%
$ 3,222,762,374
(a) Non-income producing security.
(b) The rate shown represents the current yield as of July 31, 2023.
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Banks ...................................... 3.6%
Communication Services ........................ 6.8
Consumer Discretionary ........................ 10.4
Consumer Staples ............................. 6.3
Energy ..................................... 4.3
Exchange-Traded Funds ......................... 2.0
Financial Services ............................. 9.0
Health Care ................................. 11.2
Industrials ................................... 12.6
Information Technology ........................ 24.6
Insurance ................................... 0.9
Materials .................................... 2.0
Real Estate .................................. 1.3
Utilities ..................................... 2.3
Other
*
...................................... 2.7
100.0%
* Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.